Basis of preparation and new accounting standards, interpretations and amendments (Policies)	6 Months Ended
Sep. 30, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disposals of the UK Gas Transmission business, The Narragansett Electric Company and Millenium Pipeline Company LLC
Disposal of the UK Gas Transmission business
Consistent with the treatment at 31 March 2022, the Group continues to classify the assets and liabilities of the UK Gas Transmission business as held for sale. The results of the business continue to be shown separately from the continuing business for all periods presented on the face of the income statement as a discontinued operation. Further details are included in note 6.
1. Basis of preparation and new accounting standards, interpretations and amendments (continued)

Disposal of The Narragansett Electric Company
As described further in note 6, on 17 March 2021, the Group signed an agreement to sell 100% of the share capital of a wholly owned subsidiary, The Narragansett Electric Company (NECO) to PPL Rhode Island Holdings, LLC. On 25 May 2022 the Group completed the disposal for cash consideration of £3.1 billion, recognising a post-tax gain on disposal of £280 million. The transaction did not meet the criteria for classification as a discontinued operation and therefore its results for the period have not been separately disclosed on the face of the income statement, and are instead included within the results from continuing operations.

Disposal of Millennium Pipeline Company LLC
On 28 September 2022 the Group signed an agreement to sell its 26.25% minority ownership interest in Millennium Pipeline Company LLC to DT Midstream, an existing investor. The Group completed the disposal on 7 October 2022 for cash consideration of $552 million (see note 17). The investment has been presented as held for sale in the consolidated statement of financial position. Further details are included in note 6.
Assets and businesses are classified as held for sale when their carrying amounts are recovered through sale rather than through continuing use. They only meet the held for sale condition when the assets are ready for immediate sale in their present condition, management is committed to the sale and it is highly probable that the sale will complete within one year. Depreciation ceases on assets and businesses when they are classified as held for sale and the assets and businesses are impaired if their carrying value exceeds their fair value less expected costs to sell.The results and cash flows of assets or businesses classified as held for sale or sold during the year, that meet the criteria of being a major separate line of business or geographical area of operation, are shown separately from our continuing operations, and presented within discontinued operations in the income statement and cash flow statement.
Going concern
Going concern
As part of the Directors’ consideration of the appropriateness of adopting the going concern basis of accounting in preparing the half year financial information, the Directors have considered the Group’s principal risks (discussed on page 54) alongside potential downside business cash flow scenarios impacting the Group’s operations. The Directors specifically considered both a base case and a reasonable worst-case scenario for business cash flows. The assessment is prepared on the conservative assumption that the Group has no access to the debt capital markets.

The main additional cash flow impacts identified in the reasonable worst-case scenario are:
•additional potential working capital requirements in response to energy price increases driven by wider energy market stability challenges and the conflict between Russia and Ukraine;
•the likely timing and ultimate completion of the disposal of a majority stake of the UK Gas Transmission business (see note 6);
•adverse impacts of inflation on our capex programme;
•adverse impact from timing across the Group, i.e. a net under-recovery of allowed revenues or reductions in over-collections;
•a significant reduction in cash collections driven by lower customer demand and increased bad debt in our US businesses and potential supplier defaults in our UK business;
•higher operating costs than expected; or non-delivery of planned efficiencies across the Group; and
•the potential impact of further significant storm costs in the US.

As part of their analysis, the Board also considered the following potential levers at their discretion to improve the position identified by the analysis if the debt capital markets are not accessible:
•the payment of dividends to shareholders;
•significant changes in the phasing of the Group’s capital programme with elements of non-essential works and programmes delayed; and
•a number of further reductions in operating expenditure across the Group primarily related to workforce cost reductions in both the UK and the US.

As at 30 September 2022, the Group had undrawn committed facilities available for general corporate purposes amounting to £6.5 billion. Based on these available liquidity resources and having considered the reasonable worst-case scenario, and the further levers at the Board’s discretion, the Group has not identified any material uncertainties relating to events or conditions that, individually or collectively, may cast significant doubt on its ability to continue as a going concern for the foreseeable future, a period not less than 12 months from the date of this report.

In addition to the above, the ability to raise new and extend existing financing was separately included in the analysis, and the Directors noted the c.£4.2 billion of new long-term senior debt issued in the period from 1 April to 30 September 2022 as evidence of the Group’s ability to continue to have access to the debt capital markets if needed.
1. Basis of preparation and new accounting standards, interpretations and amendments (continued)

Based on the above, the Directors have concluded the Group is well placed to manage its financing and other business risks satisfactorily, and have a reasonable expectation that the Group will have adequate resources to continue in operation for at least twelve months from the signing date of these consolidated interim financial statements. They therefore consider it appropriate to adopt the going concern basis of accounting in preparing the half year financial information.

New IFRS accounting standards, interpretations and amendments adopted in the period	New IFRS accounting standards, interpretations and amendments adopted in the periodThere are no new standards, interpretations or amendments, issued by the IASB or by the IFRS Interpretations Committee (IFRIC), that are applicable for the period commencing on 1 April 2022 and have had a material impact on the Group’s results.
New IFRS accounting standards, interpretations and amendments not yet adopted
New IFRS accounting standards, interpretations and amendments not yet adopted
There are no new accounting standards and amendments to existing standards that have been issued, but are not yet effective that were not disclosed in our Annual Report and Accounts. The Group has not early adopted any standard, amendment or interpretation that has been issued but is not yet effective.

Segment analysis	Revenue and the results of the business are analysed by operating segment, based on the information the Board use internally for the purposes of evaluating the performance of each operating segment and determining resource allocation between them. The Board is National Grid’s chief operating decision maker (as defined by IFRS 8 ‘Operating Segments’) and assesses the profitability of operations principally on the basis of operating profit before exceptional items and remeasurements (see note 4). As a matter of course, the Board also considers profitability by segment, excluding the effect of major storms and timing adjustments relating to revenue and certain pass-through costs. However, the measure of profit disclosed in this note is operating profit before exceptional items and remeasurements, as this is the measure that is most consistent with the IFRS results reported within these financial statements.
Revenue	Under IFRS 15 ‘Revenue from Contracts with Customers’, revenue is recorded as or when the Group satisfies a performance obligation by transferring a promised good or service to a customer. A good or service is transferred when the customer obtains control of that good or service. The transfer of control of our distribution or transmission services coincides with the use of our network, as electricity and gas pass through our network and reach our customers. The Group principally satisfies its performance obligations over time and the amount of revenue recorded corresponds to the amounts billed and accrued for volumes of gas and electricity delivered/transferred to/from our customers.
Exceptional items and remeasurements	Remeasurements comprise unrealised gains or losses recorded in the consolidated income statement arising from changes in the fair value of certain financial assets and liabilities categorised as held at fair value through profit and loss (FVTPL). Once the fair value movements are realised (for example, when the derivative matures), the previously recognised fair value movements are then reversed through remeasurements and recognised within earnings before exceptional items and remeasurements. These assets and liabilities include commodity contracts and derivative financial instruments to the extent that hedge accounting is either not achieved or is not effective. We have also classified the unrealised gains or losses reported in profit and loss on certain additional assets treated as FVTPL within remeasurements. These relate to financial assets (which fail the ‘solely payments of principal and interest test’ under IFRS 9), the money market fund investments used by Group Treasury for cash management purposes and the net foreign exchange gains and losses on borrowing activities. These are offset by foreign exchange losses and gains on financing derivatives measured at fair value. In all cases, these fair values increase or decrease because of changes in foreign exchange, commodity or other financial indices over which we have no control.
Earnings per share	Earnings per share (EPS), excluding exceptional items and remeasurements are provided to reflect the adjusted profit subtotals used by the Group, as set out in note 1. The earnings per share calculations are based on profit after tax attributable to equity shareholders of the parent company which excludes non-controlling interests.
Guaranteed securities	Niagara Mohawk Power Corporation, a wholly owned subsidiary of the Group, has issued preferred shares that are listed on a US national securities exchange and are guaranteed by National Grid plc. This guarantor commits to honour any liabilities should the company issuing the debt have any financial difficulties. In order to provide debt holders with information on the financial stability of the company providing the guarantee, we are required to disclose individual financial information for this company. We have chosen to include this information in the half year financial information.